Changes in Capital Accounts, Class A, July, August 2022 Warrants (Details) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Equity Offerings [Abstract]
Common stock, shares outstanding (in shares)	12,432,158	12,432,158
Class A Warrant [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share)	$ 15.75
Common stock, shares outstanding (in shares)	567,366	567,366
July Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share)	$ 1.65
Common stock, shares outstanding (in shares)	1,033,333	1,033,333
August Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share)	$ 1.65
Common stock, shares outstanding (in shares)	2,122,222	2,122,222
Minimum [Member] | Class A, July and August Warrants [Member]
Equity Offerings [Abstract]
Expiration period of warrant	5 years
Maximum [Member] | Class A, July and August Warrants [Member]
Equity Offerings [Abstract]
Expiration period of warrant	5 years 6 months